Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2022
Allowance For Credit Loss [Abstract]
Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable

The following table presents the net investment in finance leases and container leaseback financing receivable by internal credit rating category and year of origination as of December 31, 2022:

	Year Ended December 31, 2022	2021	2020	2019	2018	Prior	Total
Tier 1	$84,987	$818,866	$566,132	$97,860	$31,042	$8,464	$1,607,351
Tier 2	33,981	76,583	32,822	28,761	15,899	1,742	189,788
Tier 3	9,726	6,430	1,823	5,853	331	13	24,176
Net investment in finance leases	$128,694	$901,879	$600,777	$132,474	$47,272	$10,219	$1,821,315

Tier 1	$504,774	$11,435	$100,662	$186,170	$—	$—	$803,041
Tier 2	—	4,021	—	17,684	—	—	21,705
Container leaseback financing receivable	$504,774	$15,456	$100,662	$203,854	$—	$—	$824,746